Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,959,541	$ 5,225,701
Fair value	5,491,047	5,602,738
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	229,639	237,510
Gross unrealized gains	50,328	57,321
Fair value	279,967	294,831
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	661,021	677,780
Gross unrealized gains	122,046	58,068
Gross unrealized losses	(110)	(9,864)
Fair value	782,957	725,984
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,424,181	3,572,713
Gross unrealized gains	307,887	236,627
Gross unrealized losses	(19,074)	(43,751)
Fair value	3,712,994	3,765,589
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	338,199	320,327
Gross unrealized gains	58,652	62,266
Gross unrealized losses	(175)	(977)
Fair value	396,676	381,616
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	94,130	154,242
Gross unrealized gains	4,217	5,817
Gross unrealized losses	(22)	(140)
Fair value	98,325	159,919
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	129,490	166,927
Gross unrealized gains	5,402	9,091
Gross unrealized losses		(38)
Fair value	134,892	175,980
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	73,922	87,176
Gross unrealized gains	1,153	2,260
Gross unrealized losses	(475)	(929)
Fair value	74,600	88,507
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,959	9,026
Gross unrealized gains	1,677	1,286
Fair value	10,636	10,312
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,959,541	5,225,701
Gross unrealized gains	551,362	432,736
Gross unrealized losses	(19,856)	(55,699)
Fair value	$ 5,491,047	$ 5,602,738